Insurance - Narrative Springleaf risk-based capital requirements (Details 4) (10-K) - USD ($) $ in Millions		12 Months Ended
	Jul. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Nov. 02, 2015
Commo Lo Co Inc [Member]
Statutory Accounting Practices [Line Items]
Statutory Accounting Practices, Dividends Paid with Approval of Regulatory Agency	$ 58
Payment of approved extraordinary dividend as percentage of wholly owned subsidiary common stock				100.00%
OneMain Insurance Subsidiaries [Member]
Statutory Accounting Practices [Line Items]
Statutory Accounting Practice, Period that the ordinary dividends can be paid without prior approval		12 months
Maximum Amount of Dividend Distribution Without Prior Approval from Regulatory Agency Percentage of Policyholders Surplus		10.00%
Statutory Accounting Practice, Period that the extraordinary dividends can be paid without prior approval		12 months
Maximum Amount of Extraordinary Dividend Distribution Without Prior Approval from Regulatory Agency Percentage of Policyholders Surplus		10.00%
Cash dividends from subsidiaries					$ 68
Springleaf Insurance Subsidiaries [Member]
Statutory Accounting Practices [Line Items]
Statutory Accounting Practice, Period that the ordinary dividends can be paid without prior approval		12 months
Maximum Amount of Dividend Distribution Without Prior Approval from Regulatory Agency Percentage of Policyholders Surplus		10.00%
Statutory Accounting Practice, Period that the extraordinary dividends can be paid without prior approval		12 months
Maximum Amount of Extraordinary Dividend Distribution Without Prior Approval from Regulatory Agency Percentage of Policyholders Surplus		10.00%
Statutory Accounting Practices, Dividends Paid with Approval of Regulatory Agency		$ 100	$ 57	$ 150
Cash dividends from subsidiaries			$ 18